Summary of Significant Accounting Policies - Summary of Financial Position and Financial Performance of VIEs and Subsidiaries Reported in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 01, 2024 CNY (¥)	Jan. 01, 2023 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 234,144		¥ 306,929	¥ 707,895	$ 32,078
Restricted cash	49			10,231	7
Accounts receivable	67,097		59,206		9,192
Prepaid expenses and other current assets	82,513		94,835		11,304
Total current assets	508,911		630,726		69,721
Property and equipment, net	26,410		32,013		3,618
Right-of-use assets	11,768		20,007		1,612
Other non-current assets	2,428		1,780		333
TOTAL ASSETS	549,517		684,526		75,284
Accrued Liabilities and Other Liabilities	104,422		128,001		14,307
Deferred revenue and customer advances	40,397		44,949		5,534	¥ 44,949	¥ 42,385
Operating Lease, Liability, Current	6,798		7,647		931
Total current liabilities	151,617		180,597		20,772
Operating Lease, Liability, Noncurrent	4,261		9,660		584
TOTAL LIABILITIES	155,878		190,257		$ 21,356
Net revenues	189,212	$ 25,922	170,962	531,064
Net income	(192,927)	(26,430)	(311,782)	(177,872)
Net cash generated from (used in) operating activities	(139,218)	(19,073)	(212,075)	(463,926)
Net cash used in investing activities	35,594	4,877	(161,141)	(8,931)
Net cash (used in) generated from financing activities	21,333	$ 2,922	(51,357)	(33,857)
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	66,162		43,369
Restricted cash	49		0
Accounts receivable	67,097		57,343
Prepaid expenses and other current assets	74,184		77,132
Total current assets	207,492		177,844
Property and equipment, net	18,930		19,413
Right-of-use assets	8,457		14,755
Other non-current assets	1,465		774
Total non-current assets	28,852		34,942
TOTAL ASSETS	236,344		212,786
Accrued Liabilities and Other Liabilities	20,176		31,272
Deferred revenue and customer advances	40,198		42,768
Operating Lease, Liability, Current	4,758		5,781
Total current liabilities	65,132		79,821
Operating Lease, Liability, Noncurrent	3,171		6,530
Total non-current liabilities	3,171		6,530
TOTAL LIABILITIES	68,303		86,351
Net revenues	186,343		168,085	498,602
Net income	¥ 17,878		¥ 42,291	¥ 309,653